ACQUISITION OF MILLENNIAL PRECIOUS METALS CORP (Narrative) (Details) - Millennial Precious Metals Corp. [Member]	May 04, 2023 USD ($) Share shares	Dec. 31, 2023 USD ($)
Disclosure of detailed information about business combination [line items]
Description of how acquirer obtained control of acquiree	Each MPM shareholder was entitled to receive 0.092 common share (post Consolidation) of Integra for each share of MPM held
Value of shares on the closing date | $	$ 23,996,732
Exploration and evaluation assets | $	$ 24,484,463	$ 24,523,830
Common Shares [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable	16,872,050
Stock Options [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable	764,704
Warrants [Member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable	21,903,504
Number of shares issuable upon conversion of warrants | shares	2,015,122